Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted loss per share for the years ended December 31, 2021, 2022 and 2023 are calculated as follows:

	For the years ended December 31,
	2021		2022		2023
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to ordinary shareholders	(664,244)	(132,453)	(809,298)	(161,935)	(543,089)	(76,492)	(110,600)	(15,578)

Denominator:
Weighted-average number of ordinary shares outstanding	87,556,581	17,324,848	87,005,610	17,324,848	85,188,137	85,188,137	17,324,848	17,324,848
Effect of unvested restricted shares	(673,570)	—	(421,510)	—	(116,446)	(116,446)	—	—

Weighted-average number of ordinary shares outstanding – basic and diluted	86,883,011	17,324,848	86,584,100	17,324,848	85,071,691	85,071,691	17,324,848	17,324,848

Loss per share - basic and diluted	(7.65)	(7.65)	(9.35)	(9.35)	(6.38)	(0.90)	(6.38)	(0.90)